Private Placement - Additional Information (Detail) - USD ($)		12 Months Ended
	Nov. 13, 2019	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Nov. 05, 2019
Stock Issued During Period, Shares, New Issues		31,625,000
Private Placement Warrants [Member]
Exercise price of warrants	$ 0.62	$ 1.50	$ 2.37	$ 0.91	$ 0.62
Private Placement | Warrant
Shares issued, price per share					$ 1.00
Exercise price of warrants	$ 11.50
Number of shares of common stock issuable on exercise of each warrant	1
Additional Private Placement | Warrant
Stock Issued During Period, Shares, New Issues	8,325,000
Stock issued during period, value, new issues	$ 8,325,000
IPO | Private Placement Warrants [Member]
Exercise price of warrants	$ 1